Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Fair Value Disclosures [Abstract]
Fair value change of convertible notes	$ 700	$ 0	$ 1,740